Inventories (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Inventories
Finished goods	¥ 1,186,810	¥ 1,491,328
Low-value consumables	1,285	4,733
Inventories	¥ 1,188,095	¥ 1,496,061